Debt - Summary of Debt - Credit Facilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt
Aggregate principal amount		$ 1,665,000	$ 2,028,993
Debt Issuance Costs, Net		$ 25,205	34,838
Write off of Deferred Debt Issuance Cost	$ 41,980
Term Loan Facility
Debt
Aggregate principal amount	900,000
Senior Unsecured Notes
Debt
Redemption (as a percent)		100.00%
Collateralized amount		$ 9,646
Credit facilities
Debt
Amortization of Debt Issuance Costs	17
Debt Issuance Costs, Net	25,818
Revolving Credit Facility
Debt
Aggregate principal amount	250,000	65,000	$ 45,000
Collateralized amount		3,918
Letter of credit
Debt
Sublimit	$ 40,000
Collateralized amount		37
Term Loan Facility (2026)
Debt
Aggregate principal amount		$ 900,000
Redemption (as a percent)	0.25%
Amortization rate (as a percentage)	1.00%
LIBOR | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)	3.25%
Prime | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)	2.25%
Federal Funds Effective Rate | Credit facilities
Debt
Interest rate spread (as a percentage)	0.50%
Eurocurrency rate | Credit facilities
Debt
Interest rate spread (as a percentage)	1.00%
Interest period	1 month
Interest rate floor (as a percentage)	0.00%